Net profit/(loss) per share (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Numerator:
Net profit/(loss)	¥ 70,554	$ 9,939	¥ (33,740)	¥ (107,717)
Less: Net profit/(loss) attributable to non-controlling interests	366	52	(2,553)	(51)
Net profit/(loss) attributable to common shares and redeemable preferred shares	70,188	9,887	(31,187)	(107,666)
Net profit/(loss) attributable to common shareholders-Basic and diluted	¥ 70,188	$ 9,887	¥ (31,187)	¥ (107,666)
Denominator:
Denominator for basic profit/(loss) per share weighted-average common shares outstanding	1,000,940,698	1,000,940,698	1,021,958,881	1,021,861,206
Denominator for diluted profit/(loss) per share weighted-average common shares outstanding	1,000,940,698	1,000,940,698	1,021,958,881	1,021,861,206
Basic profit/(loss) per share | (per share)	¥ 0.07	$ 0.01	¥ (0.03)	¥ (0.11)
Diluted profit/(loss) per share | (per share)	¥ 0.07	$ 0.01	¥ (0.03)	¥ (0.11)